Provisions for employee benefits - Actuarial assumptions used in the measurement of the liabilities (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other benefit plans
Statement
Rate of price inflation	0.70%	1.50%
Other benefit plans | Minimum
Statement
Discount rate	0.00%	0.20%
Other benefit plans | Maximum
Statement
Discount rate	0.70%	1.50%
Italian defined benefit plans
Statement
Discount rate	0.70%	1.50%
Rate of compensation increase	1.70%	2.50%
Rate of price inflation	0.70%	1.50%
Foreign defined benefit plan | Minimum
Statement
Discount rate	0.00%	0.80%
Rate of compensation increase	1.30%	1.50%
Rate of price inflation	0.80%	0.80%
Life expectations on retirement at age 65	13 years	13 years
Foreign defined benefit plan | Maximum
Statement
Discount rate	13.70%	18.00%
Rate of compensation increase	12.50%	16.50%
Rate of price inflation	11.30%	16.00%
Life expectations on retirement at age 65	25 years	25 years
FISDE and other foreign medical plans
Statement
Discount rate	0.70%	1.50%
Rate of price inflation	0.70%	1.50%
Life expectations on retirement at age 65	24 years	24 years